Six Circles Multi-Strategy Fund Investment Objectives and Goals - Six Circles Multi-Strategy Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Ticker: CALTX
Objective [Heading]	What is the goal of the Fund?
Objective, Primary [Text Block]	The Fund seeks to achieve long-term capital appreciation.